Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and due from banks	$ 1,672	$ 1,634
Interest-earning demand deposits	8,725	5,773
Total Cash and Cash Equivalents	10,397	7,407
Securities available-for-sale, at fair value	18,313	17,747
Securities held-to-maturity, at amortized cost (fair value of 2017 $6,588; 2016 $7,384)	6,575	7,420
Investment in restricted stock, at cost	3,270	2,886
Loans held for sale	2,770	2,059
Loans, net of allowance for loan losses (2017 $1,261; 2016 $990)	262,711	226,192
Bank owned life insurance	3,758	3,696
Accrued interest receivable	824	652
Premises and equipment, net	3,064	3,175
Other assets	2,948	2,487
Total Assets	314,630	273,721
Deposits:
Non-interest-bearing	8,385	8,423
Interest bearing	208,306	174,511
Total Deposits	216,691	182,934
Short-term borrowings	13,000	6,000
Long-term borrowings	51,447	50,813
Official bank checks	929	318
Other liabilities	1,344	1,797
Total Liabilities	283,411	241,862
Stockholders' Equity
Preferred stock, par value $0.01; 25,000,000 shares authorized, no shares issued and outstanding
Common stock; par value $0.01; 50,000,000 shares authorized; 1,934,853 and 1,941,688 shares outstanding in 2017 and 2016, respectively	19	19
Paid-in capital	15,441	16,352
Retained earnings	16,240	15,923
Accumulated other comprehensive loss	(165)	(85)
Unearned ESOP shares - at cost	(316)	(350)
Total Stockholders' Equity	31,219	31,859
Total Liabilities and Stockholders' Equity	$ 314,630	$ 273,721